Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 11,629,572	$ 8,233,301	$ 6,481,910
Cost of sales (Note 14)	(9,487,165)	(5,575,372)	(5,092,011)
Gross profit	2,142,407	2,657,929	1,389,899
EXPENSES
Amortization and depreciation (Note 7,8)	1,679,839	1,754,957	1,142,165
Development expenses (Note 8)	625,023	578,356	339,828
Selling and marketing (Note 15)	4,480,013	4,364,994	4,508,901
General and administrative (Note 16)	4,859,690	5,128,814	6,942,183
Equity promotion and marketing	5,920,239	1,371,200	707,241
(Gain) loss on valuation of inventory	230,312	(161,450)	813,205
Loss (income) from water damage		(834,713)	544,967
Bad debts (recovered) (Note 4)	6,926	47,526	86,103
Impairment of intangibles (Note 8)	279,828
Share-based payments (Note 13)	283,301	930,564	2,888,704
Total operating expenses	18,365,171	13,180,248	17,973,297
Net operating loss	(16,222,764)	(10,522,319)	(16,583,398)
OTHER EXPENSES
Finance expense (Note 17)	3,541,594	841,815	181,413
Loss on issuance	6,267,400
Loss on extinguishment of financial liability	601,163
Impairment of investment (Note 6)	1,300,000
Foreign exchange	8,523	(49,258)	586,794
Change in preferred share liability	(386,022)
Gain on settlement of derivative	(3,723,827)
Change in fair value of convertible promissory note			4,794,710
Change in fair value of warrant liability (Note 12)	(48,681)	1,517,389	(8,245,662)
Transaction costs (Note 18)	1,487,800	99,529	1,398,598
Total other expenses	9,047,950	2,409,475	(1,284,147)
Recovery of income taxes (Note 19)
Net loss for the year	(25,270,714)	(12,931,794)	(15,299,251)
Other comprehensive income
Translation adjustment			137,609
Comprehensive loss for the year	$ (25,270,714)	$ (12,931,794)	$ (15,161,642)
Weighted average shares, Basic	163,397	1,270	166
Weighted average shares, Diluted	163,397	1,270	166
Basic loss per share	$ (154.66)	$ (10,183)	$ (92,164)
Diluted loss per share	$ (154.66)	$ (10,183)	$ (92,164)